Financial risk management and derivative financial instruments - Summary of Covenant Tests Which Are Calculated On a Frozen GAAP Basis (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information About Covenant Tests Which Are Calculated On A Frozen GAAP Basis [Line Items]
Covenant net debt	$ 1,881	$ 2,529	$ 2,665
Frozen GAAP Basis [member]
Disclosure Of Detailed Information About Covenant Tests Which Are Calculated On A Frozen GAAP Basis [Line Items]
Covenant EBITDA	601	272	897
Covenant net debt	1,801	2,375	2,241
Covenant interest payable	$ 133	$ 111	$ 99
Leverage	3.00	8.73	2.50
Interest cover	4.52	2.45	9.06
Liquidity	$ 2,655	$ 2,925